Critical accounting estimates and judgments - Narrative (Details)	Sep. 30, 2025 cash-generatingUnits unit	Sep. 30, 2024 unit
Disclosure of information for cash-generating units [line items]
Number of cash-generating units	29	29
Argentina
Disclosure of information for cash-generating units [line items]
Conversion number, farmland representing a cash-generating units | cash-generatingUnits	1
Number of cash-generating units	6	6
Brazil
Disclosure of information for cash-generating units [line items]
Number of cash-generating units	2	2